Financial Assets at Fair Value through Profit or Loss and Financial Investments_The Impairment Losses And The Reversal Of Impairment Losses In Financial Investments(Details) - Available-for-sale financial assets - KRW (₩)
₩ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Impairment Loss On Financial Investments Line Items [Line Items]
Impairment	₩ (47,917)	₩ (35,216)
Reversal	0	328
Net	₩ (47,917)	₩ (34,888)